Accounts receivables, net of provision for doubtful accounts (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Trade		$ 190,501	$ 206,229
Indirect tax credits	[1]	250,663	184,114
Manufacturer credits		16,426	13,216
Employee advances	[2]	6,213	5,138
Other		30,169	10,475
Trade receivables gross		493,972	419,172
Less provision for doubtful accounts		(13,180)	(13,256)	$ (13,314)
Total		480,792	405,916
Net current		340,376	313,868
Net non-current		140,416	92,048
Total trade receivable		$ 480,792	$ 405,916

[1]	Corresponds mainly to: tax credit of income tax, VAT, withholding tax credits and advances of ICA, advances and prepayments income of CREE and advance payments of departure rates.
[2]	Employee advances mainly relate to per diem allowances provided to crew prior to traveling.